Income Taxes (Details Textual) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Deferred Tax Assets, Operating Loss Carryforwards, Not Subject to Expiration	$ 142,701,000
Deferred Tax Liability Provision For Income Tax	$ 20,000	$ 19,000